UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23181
DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2026
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Select U.S. Equity ETF
DUSA / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$32	0.59%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 16.37%, versus a 6.03% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+37%), Materials (+20%), and Communication Services (+16%)
    Weakest performing sectors - Consumer Discretionary (flat), Financials (flat), and Information Technology (+2%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+82% vs +2%) and underweight (average weighting 8% vs 34%)
    Texas Instruments (+75%) and Applied Materials (+70%)
  Health Care - outperformed the Index sector (+19% vs +2%)
    Viatris (+47%)
  Consumer Discretionary - outperformed the Index sector (+18% vs flat)
    MGM Resorts (+22%) and Restaurant Brands (+25%)
  Energy - outperformed the Index sector (+44% vs +37%) and overweight (average weighting 9% vs 3%)
    Coterra Energy (+54%) - largest individual contributor
    ConocoPhillips (+44%)
    Coterra Energy - completed merger with Devon Energy in May 2026
  Individual holdings
    Alphabet (+36%), Tyson Foods (+27%), and U.S. Bancorp (+24%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+5% vs +16%)
    Pinterest (-41%) and Meta Platforms (-5%)
  Financials - underperformed the Index sector (-2% vs flat) and overweight (average weighting 27% vs 13%)
    Capital One Financial (-12%) - largest individual detractor
    Markel Group (-10%), Wells Fargo (-5%), and Berkshire Hathaway (-1%)
  Industrials - underperformed the Index sector (+5% vs +13%) and underweight (average weighting 2% vs 9%)
    Owens Corning (-2%)
  Overweight in Health Care (average weighting 15% vs 9%)
    Solventum (-2%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	33.06%	10.91%	12.98%
S&P 500 Index	31.05%	13.13%	15.09%
Russell 1000 Value Index	29.25%	10.28%	10.52%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 04/30/26	29
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$2.7
Top Sectors as of 04/30/26 Net Assets
Financials	23.08%
Health Care	16.43%
Communication Services	12.38%
Consumer Discretionary	12.03%
Energy	10.19%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Financial ETF
DFNL / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$31	0.60%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 7.40%, versus a 0.47% return for the Index. The Fund also outperformed the 6.03% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+7%) and Insurance (+3%)
    Weakest performing industries - Consumer Finance (-10%) and Financial Services (-4%)
Contributors to Performance
  Banks - outperformed the Index industry (+15% vs +7%) and overweight (average weighting 40% vs 28%)
    U.S. Bancorp (+24%) and Fifth Third Bancorp (+24%) - two largest individual contributors
    PNC Financial Services Group (+24%), Danske Bank (+24%), and DBS Group Holdings (+14%)
  Capital Markets - outperformed the Index industry (+23% vs flat)
    Julius Baer Group (+27%), Bank of New York Mellon (+26%), and State Street (+34%)
  Financial Services - outperformed the Index industry (+1% vs -4%) and underweight (average weighting 14% vs 29%)
    Chime Financial (+27%)
  Insurance - outperformed the Index industry (+9% vs +3%)
    Chubb (+19%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-12% vs -10%) and overweight (average weighting 13% vs 5%)
    Capital One Financial (-12%) - largest individual detractor
    American Express (-10%)
  Individual Financial Services holdings
    Exor (-10%), Rocket Companies (-12%), Fiserv (-7%), and Berkshire Hathaway (-1%)
    Fiserv - new purchase during the period
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Markel Group (-10%), Wells Fargo (-5%), and Charles Schwab (-2%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	24.04%	12.05%	11.95%
S&P 500 Index	31.05%	13.13%	15.09%
S&P 500 Financials Index	8.58%	9.51%	11.05%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$469.3
Total number of portfolio holdings as of 04/30/26	34
Portfolio turnover rate for the period	4%
Total advisory fees paid for the period (in millions)	$1.1
Top Industries as of 04/30/26 Net Assets
Banks	39.74%
Insurance	19.09%
Financial Services	14.18%
Consumer Finance	12.86%
Capital Markets	9.96%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Worldwide ETF
DWLD / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$32	0.64%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 4.62%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-31% vs +13%)
    Full Truck Alliance (-33%) - largest individual detractor
    DiDi Global (-43%)
  Consumer Discretionary - underperformed the Index sector (-15% vs -4%) and overweight (average weighting 22% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-20% vs -9%) and overweight (average weighting 22% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+41% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+45% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	27.47%	6.87%	10.93%
MSCI ACWI	31.00%	10.67%	12.31%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$567.1
Total number of portfolio holdings as of 04/30/26	41
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$1.4
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	20.15%
Financials	18.97%
Information Technology	11.66%
Industrials	10.78%
Health Care	10.68%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select International ETF
DINT / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$33	0.66%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 1.76%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-21% vs -10%) and significantly overweight (average weighting 30% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-24% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Underweight in Energy (average weighting 3% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-18% vs -9%) and overweight (average weighting 29% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+79% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Silergy (+49%) and Tokyo Electron (+29%)
    Silergy - new purchase during the period
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Materials - outperformed the Index sector (+39% vs +22%)
    Vale (+42%) and Teck Resources (+37%)
  New Consumer Staples holding
    JBS (+20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	25.75%	4.95%	6.05%
MSCI ACWI ex USA	32.20%	8.37%	7.79%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$278.0
Total number of portfolio holdings as of 04/30/26	32
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$727.9
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	28.37%
Financials	20.84%
Information Technology	15.82%
Industrials	14.78%
Materials	5.71%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Thomas Tays, Ralph Egizi, and Lawrence Harris.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(portfolios of Davis Fundamental ETF Trust)
April 30, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(ITEMS 7-11 OF FORM N-CSR)

DAVIS FUNDAMENTAL ETF TRUST

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.17%)
COMMUNICATION SERVICES – (12.38%)
Media & Entertainment – (12.38%)
Alphabet Inc., Class C	176,078	$67,251,231
Meta Platforms, Inc., Class A	103,080	63,075,683
Pinterest, Inc., Class A *	672,450	13,220,367
Total Communication Services		143,547,281
CONSUMER DISCRETIONARY – (12.03%)
Consumer Discretionary Distribution & Retail – (4.87%)
Amazon.com, Inc. *	213,225	56,517,418
Consumer Services – (7.16%)
MGM Resorts International *	1,171,955	45,635,928
Restaurant Brands International Inc. (Canada)	463,950	37,431,486
		83,067,414
Total Consumer Discretionary		139,584,832
CONSUMER STAPLES – (6.60%)
Food, Beverage & Tobacco – (6.60%)
Tyson Foods, Inc., Class A	1,195,206	76,576,848
Total Consumer Staples		76,576,848
ENERGY – (10.19%)
ConocoPhillips	163,523	20,567,923
Devon Energy Corp. (formerly Coterra Energy Inc.)	2,216,578	79,597,316
Tourmaline Oil Corp. (Canada)	373,093	18,073,044
Total Energy		118,238,283
FINANCIALS – (23.08%)
Banks – (9.04%)
U.S. Bancorp	1,223,156	69,304,019
Wells Fargo & Co.	432,242	35,543,260
		104,847,279
Financial Services – (10.51%)
Consumer Finance – (6.70%)
Capital One Financial Corp.	405,995	77,666,844
Financial Services – (3.81%)
Berkshire Hathaway Inc., Class B *	93,455	44,260,288
		121,927,132
Insurance – (3.53%)
Property & Casualty Insurance – (3.53%)
Markel Group Inc. *	23,101	40,945,829
Total Financials		267,720,240
HEALTH CARE – (16.43%)
Health Care Equipment & Services – (11.46%)
Cigna Group	130,244	37,846,301
CVS Health Corp.	636,042	52,975,938
Solventum Corp. *	287,811	19,386,949
UnitedHealth Group Inc.	61,270	22,699,310
		132,908,498
Pharmaceuticals, Biotechnology & Life Sciences – (4.97%)
Viatris Inc.	3,855,281	57,597,898
Total Health Care		190,506,396
INDUSTRIALS – (2.21%)
Capital Goods – (2.21%)
AGCO Corp.	81,488	9,861,678
Owens Corning	128,259	15,819,465
Total Industrials		25,681,143
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.39%)
Semiconductors & Semiconductor Equipment – (7.39%)
Applied Materials, Inc.	55,084	$21,730,087
Texas Instruments Inc.	227,595	63,972,403
Total Information Technology		85,702,490
MATERIALS – (2.86%)
LyondellBasell Industries N.V.	285,750	21,316,950
Teck Resources Ltd., Class B (Canada)	202,305	11,820,681
Total Materials		33,137,631
TOTAL COMMON STOCK – (Identified cost $734,373,543)		1,080,695,144

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.84%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$9,286,000	$9,286,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	18,572,000	18,572,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	51,440,000	51,440,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $79,298,000)		79,298,000
Total Investments – (100.01%) – (Identified cost $813,671,543)		1,159,993,144
Liabilities Less Other Assets – (0.01%)		(157,175)
Net Assets – (100.00%)		$1,159,835,969

*	Non-income producing security.
(a)
Dated 04/30/26, repurchase value of $9,286,944 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $9,471,720).

(b)	Dated 04/30/26, repurchase value of $18,573,868 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.50%, 08/01/40-01/01/55, total fair value $18,943,440).
(c)
Dated 04/30/26, repurchase value of $51,445,230 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $52,468,800).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.83%)
CONSUMER DISCRETIONARY – (1.00%)
Consumer Discretionary Distribution & Retail – (1.00%)
Prosus N.V., Class N (Netherlands)	96,999	$4,696,009
Total Consumer Discretionary		4,696,009
FINANCIALS – (95.83%)
Banks – (39.74%)
Bank of America Corp.	202,237	10,811,590
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	157,583	8,737,977
Danske Bank A/S (Denmark)	225,243	11,579,401
DBS Group Holdings Ltd. (Singapore)	268,394	12,375,826
DNB Bank ASA (Norway)	295,294	8,942,488
Fifth Third Bancorp	481,105	24,420,890
JPMorgan Chase & Co.	63,162	19,784,233
M&T Bank Corp.	30,465	6,660,563
Metro Bank Holdings PLC (United Kingdom) *	1,071,866	2,190,193
PNC Financial Services Group, Inc.	98,200	21,898,600
Truist Financial Corp.	224,805	11,577,458
U.S. Bancorp	457,894	25,944,274
Wells Fargo & Co.	262,447	21,581,017
		186,504,510
Financial Services – (37.00%)
Capital Markets – (9.96%)
Bank of New York Mellon Corp.	94,208	12,658,729
Charles Schwab Corp.	56,137	5,144,395
Julius Baer Group Ltd. (Switzerland)	244,465	20,094,265
State Street Corp.	57,805	8,834,916
		46,732,305
Consumer Finance – (12.86%)
American Express Co.	50,748	16,394,141
Capital One Financial Corp.	229,889	43,977,766
		60,371,907
Financial Services – (14.18%)
Berkshire Hathaway Inc., Class B *	52,128	24,687,821
Chime Financial, Inc., Class A *	460,466	10,065,787
Exor N.V. (Netherlands)	152,148	11,935,004
Fiserv, Inc. *	104,955	6,575,431
Rocket Companies, Inc., Class A *	908,391	13,280,676
		66,544,719
		173,648,931
Insurance – (19.09%)
Life & Health Insurance – (0.73%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	422,500	3,434,121
Property & Casualty Insurance – (12.99%)
Chubb Ltd.	64,362	21,046,374
Loews Corp.	134,681	15,166,427
Markel Group Inc. *	13,961	24,745,454
		60,958,255
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.37%)
Everest Group, Ltd.	30,246	$10,790,563
RenaissanceRe Holdings Ltd.	46,870	14,387,684
		25,178,247
		89,570,623
Total Financials		449,724,064
TOTAL COMMON STOCK – (Identified cost $341,714,859)		454,420,073

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.87%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$2,125,000	$2,125,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	4,250,000	4,250,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	11,772,000	11,772,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,147,000)		18,147,000
Total Investments – (100.70%) – (Identified cost $359,861,859)		472,567,073
Liabilities Less Other Assets – (0.70%)		(3,279,814)
Net Assets – (100.00%)		$469,287,259

*	Non-income producing security.
(a)
Dated 04/30/26, repurchase value of $2,125,216 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $2,167,500).

(b)	Dated 04/30/26, repurchase value of $4,250,427 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 6.00%, 08/01/53-05/01/55, total fair value $4,335,000).
(c)
Dated 04/30/26, repurchase value of $11,773,197 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $12,007,440).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.02%)
COMMUNICATION SERVICES – (7.90%)
Media & Entertainment – (7.90%)
Alphabet Inc., Class C	47,953	$18,315,169
Meta Platforms, Inc., Class A	30,967	18,949,017
NetEase, Inc., ADR (China)	34,038	3,999,806
Pinterest, Inc., Class A *	179,696	3,532,823
Total Communication Services		44,796,815
CONSUMER DISCRETIONARY – (20.15%)
Automobiles & Components – (1.28%)
AUMOVIO SE (Germany) *	166,750	7,231,695
Consumer Discretionary Distribution & Retail – (8.80%)
Amazon.com, Inc. *	43,247	11,463,050
Naspers Ltd. - N (South Africa)	43,590	2,360,394
Prosus N.V., Class N (Netherlands)	379,518	18,373,591
Sea Limited, Class A, ADR (Singapore) *	208,894	17,730,923
		49,927,958
Consumer Services – (10.07%)
Entain plc (United Kingdom)	725,362	5,353,879
Meituan, Class B (China) *	944,240	10,159,252
MGM Resorts International *	465,808	18,138,564
Trip.com Group Ltd., ADR (China) *	432,846	23,464,582
		57,116,277
Total Consumer Discretionary		114,275,930
CONSUMER STAPLES – (7.10%)
Food, Beverage & Tobacco – (7.10%)
JBS N.V., Class A (Brazil)	1,279,240	20,544,594
Tyson Foods, Inc., Class A	307,470	19,699,603
Total Consumer Staples		40,244,197
ENERGY – (5.50%)
Devon Energy Corp. (formerly Coterra Energy Inc.)	868,960	31,204,354
Total Energy		31,204,354
FINANCIALS – (18.97%)
Banks – (1.38%)
U.S. Bancorp	137,724	7,803,442
Financial Services – (8.51%)
Capital Markets – (3.54%)
Julius Baer Group Ltd. (Switzerland)	244,120	20,065,907
Consumer Finance – (3.10%)
Capital One Financial Corp.	91,965	17,592,904
Financial Services – (1.87%)
Berkshire Hathaway Inc., Class B *	22,396	10,606,746
		48,265,557
Insurance – (9.08%)
Life & Health Insurance – (6.56%)
AIA Group Ltd. (Hong Kong)	1,026,490	11,269,590
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,189,015	25,920,626
		37,190,216
Property & Casualty Insurance – (2.52%)
Markel Group Inc. *	8,087	14,333,965
		51,524,181
Total Financials		107,593,180
HEALTH CARE – (10.68%)
Health Care Equipment & Services – (6.67%)
Cigna Group	29,890	8,685,436
CVS Health Corp.	158,312	13,185,807
Solventum Corp. *	130,541	8,793,242
UnitedHealth Group Inc.	19,334	7,162,860
		37,827,345
Pharmaceuticals, Biotechnology & Life Sciences – (4.01%)
Viatris Inc.	1,522,109	22,740,308
Total Health Care		60,567,653
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (10.78%)
Capital Goods – (2.79%)
ITOCHU Corp. (Japan)	355,050	$4,400,170
SANY Heavy Industry Co., Ltd - H (China) *	4,084,910	11,406,309
		15,806,479
Transportation – (7.99%)
DiDi Global Inc., Class A, ADS (China) *	3,247,410	11,820,572
Full Truck Alliance Co. Ltd., Class A, ADR (China)	3,873,497	33,505,749
		45,326,321
Total Industrials		61,132,800
INFORMATION TECHNOLOGY – (11.66%)
Semiconductors & Semiconductor Equipment – (1.44%)
Silergy Corp. (Taiwan)	596,000	8,156,748
Software & Services – (5.29%)
AppLovin Corp., Class A *	42,228	18,848,468
SAP SE (Germany)	66,500	11,164,888
		30,013,356
Technology Hardware & Equipment – (4.93%)
Samsung Electronics Co., Ltd. (South Korea)	185,380	27,915,927
Total Information Technology		66,086,031
MATERIALS – (3.28%)
LyondellBasell Industries N.V.	139,170	10,382,082
Teck Resources Ltd., Class B (Canada)	140,811	8,227,587
Total Materials		18,609,669
TOTAL COMMON STOCK – (Identified cost $416,391,187)		544,510,629

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.84%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$2,551,000	$2,551,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	5,102,000	5,102,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	14,131,000	14,131,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,784,000)		21,784,000
Total Investments – (99.86%) – (Identified cost $438,175,187)		566,294,629
Other Assets Less Liabilities – (0.14%)		809,420
Net Assets – (100.00%)		$567,104,049

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 04/30/26, repurchase value of $2,551,259 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $2,602,020).

(b)	Dated 04/30/26, repurchase value of $5,102,513 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 09/01/52-09/01/54, total fair value $5,204,040).
(c)
Dated 04/30/26, repurchase value of $14,132,437 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $14,413,620).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.58%)
COMMUNICATION SERVICES – (1.94%)
Media & Entertainment – (1.94%)
NetEase, Inc., ADR (China)	45,805	$5,382,546
Total Communication Services		5,382,546
CONSUMER DISCRETIONARY – (28.37%)
Automobiles & Components – (2.42%)
AUMOVIO SE (Germany) *	155,200	6,730,789
Consumer Discretionary Distribution & Retail – (12.22%)
JD.com, Inc., Class A, ADR (China)	54,297	1,646,285
Naspers Ltd. - N (South Africa)	163,780	8,868,670
Prosus N.V., Class N (Netherlands)	234,727	11,363,830
Sea Limited, Class A, ADR (Singapore) *	142,671	12,109,914
		33,988,699
Consumer Services – (13.73%)
Delivery Hero SE (Germany) *	153,265	3,730,190
Entain plc (United Kingdom)	1,003,909	7,409,828
Meituan, Class B (China) *	720,480	7,751,777
Restaurant Brands International Inc. (Canada)	78,862	6,362,587
Trip.com Group Ltd., ADR (China) *	238,229	12,914,394
		38,168,776
Total Consumer Discretionary		78,888,264
CONSUMER STAPLES – (4.64%)
Food, Beverage & Tobacco – (4.64%)
JBS N.V., Class A (Brazil)	803,300	12,900,998
Total Consumer Staples		12,900,998
FINANCIALS – (20.84%)
Banks – (6.43%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	89,061	4,938,432
Danske Bank A/S (Denmark)	197,023	10,128,654
Metro Bank Holdings PLC (United Kingdom) *	1,380,809	2,821,470
		17,888,556
Financial Services – (4.23%)
Capital Markets – (4.23%)
Julius Baer Group Ltd. (Switzerland)	143,000	11,754,156
Insurance – (10.18%)
Life & Health Insurance – (10.18%)
AIA Group Ltd. (Hong Kong)	1,266,090	13,900,102
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,771,836	14,401,657
		28,301,759
Total Financials		57,944,471
INDUSTRIALS – (14.78%)
Capital Goods – (6.36%)
ITOCHU Corp. (Japan)	917,350	11,368,809
SANY Heavy Industry Co., Ltd - H (China) *	2,261,270	6,314,153
		17,682,962
Transportation – (8.42%)
DiDi Global Inc., Class A, ADS (China) *	2,455,680	8,938,675
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,671,863	14,461,615
		23,400,290
Total Industrials		41,083,252
INFORMATION TECHNOLOGY – (15.82%)
Semiconductors & Semiconductor Equipment – (4.57%)
Silergy Corp. (Taiwan)	470,000	6,432,335
Tokyo Electron Ltd. (Japan)	21,320	6,282,633
		12,714,968
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (2.76%)
SAP SE (Germany)	45,710	$7,674,392
Technology Hardware & Equipment – (8.49%)
Samsung Electronics Co., Ltd. (South Korea)	156,769	23,607,465
Total Information Technology		43,996,825
MATERIALS – (5.71%)
Teck Resources Ltd., Class B (Canada)	123,144	7,195,304
Vale S.A., ADR (Brazil)	531,123	8,689,172
Total Materials		15,884,476
REAL ESTATE – (2.48%)
Real Estate Management & Development – (2.48%)
KE Holdings Inc., Class A, ADR (China)	402,513	6,895,048
Total Real Estate		6,895,048
TOTAL COMMON STOCK – (Identified cost $212,839,795)		262,975,880

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (5.13%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$1,670,000	$1,670,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	3,341,000	3,341,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	9,254,000	9,254,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,265,000)		14,265,000
Total Investments – (99.71%) – (Identified cost $227,104,795)		277,240,880
Other Assets Less Liabilities – (0.29%)		805,401
Net Assets – (100.00%)		$278,046,281

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 04/30/26, repurchase value of $1,670,170 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $1,703,400).

(b)	Dated 04/30/26, repurchase value of $3,341,336 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.00%, 05/01/51-07/20/64, total fair value $3,407,820).
(c)
Dated 04/30/26, repurchase value of $9,254,941 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $9,439,080).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Assets and Liabilities
At April 30, 2026 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,159,993,144	$472,567,073	$566,294,629	$277,240,880
Cash	347	567	487	567
Cash - foreign currencies**	–	434,622	–	–
Receivables:
Dividends and interest	456,533	1,310,731	1,254,295	1,068,859
Prepaid expenses	6,895	1,916	2,972	1,310
Total assets	1,160,456,919	474,314,909	567,552,383	278,311,616

LIABILITIES:
Payables:
Investment securities purchased	–	4,726,495	–	–
Accrued accounting, custodian, and transfer agent fees	85,413	58,370	169,285	118,806
Accrued investment advisory fees	500,457	213,473	252,469	125,157
Other accrued expenses	35,080	29,312	26,580	21,372
Total liabilities	620,950	5,027,650	448,334	265,335

NET ASSETS	$1,159,835,969	$469,287,259	$567,104,049	$278,046,281

SHARES OUTSTANDING	20,975,000	9,925,000	12,175,000	9,775,000

NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$55.30	$47.28	$46.58	$28.44

NET ASSETS CONSIST OF:
Paid-in capital	$762,603,470	$346,582,703	$405,231,845	$235,896,917

Distributable earnings	397,232,499	122,704,556	161,872,204	42,149,364
Net Assets	$1,159,835,969	$469,287,259	$567,104,049	$278,046,281

*Including:
Cost of investments	$813,671,543	$359,861,859	$438,175,187	$227,104,795
**Cost of cash - foreign currencies	–	434,622	–	–
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Operations
For the six months ended April 30, 2026 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$8,031,079	$5,066,426	$3,281,676	$2,537,352
Interest	1,002,223	362,136	290,441	169,447
Foreign withholding tax refunds	–	–	2,013	–
Total income	9,033,302	5,428,562	3,574,130	2,706,799

Expenses:
Investment advisory fees (Note 3)	2,714,613	1,145,628	1,422,145	727,915
Accounting, custodian, and transfer agent fees	82,186	53,161	163,127	111,916
Audit fees	11,001	11,001	11,001	11,001
Legal fees	13,300	5,601	6,781	3,351
Reports to shareholders	14,823	8,247	8,012	4,122
Tax service fees	3,978	3,978	4,709	3,978
Trustees’ fees and expenses	25,713	11,367	14,616	8,574
Registration and filing fees	15,796	12,664	6,572	1,547
Miscellaneous	11,294	7,219	9,018	7,260
Total expenses	2,892,704	1,258,866	1,645,981	879,664
Net investment income	6,140,598	4,169,696	1,928,149	1,827,135

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(2,249,799)	3,084,705	12,807,734	2,950,635
In-kind redemptions (Note 2)	49,754,681	5,113,344	20,232,455	16,061,883
Foreign currency transactions	(1,643)	1,407	(30,958)	2,027
Net realized gain	47,503,239	8,199,456	33,009,231	19,014,545
Net increase (decrease) in unrealized appreciation	98,078,830	10,045,098	(10,762,629)	(16,399,776)
Net realized and unrealized gain on investments and foreign currency transactions	145,582,069	18,244,554	22,246,602	2,614,769
Net increase in net assets resulting from operations	$151,722,667	$22,414,250	$24,174,751	$4,441,904

*Net of foreign taxes withheld of	$119,637	$293,388	$193,496	$290,513
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the six months ended April 30, 2026 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$6,140,598	$4,169,696	$1,928,149	$1,827,135

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	47,503,239	8,199,456	33,009,231	19,014,545

Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	98,078,830	10,045,098	(10,762,629)	(16,399,776)
Net increase in net assets resulting from operations	151,722,667	22,414,250	24,174,751	4,441,904

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(9,052,750)	(5,428,500)	(8,080,800)	(4,381,875)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	242,250,067	160,914,687	111,578,983	52,795,924
Cost of shares redeemed	(84,939,641)	(12,061,042)	(43,223,252)	(36,242,194)
Net increase in net assets resulting from capital share transactions	157,310,426	148,853,645	68,355,731	16,553,730
Total increase in net assets	299,980,343	165,839,395	84,449,682	16,613,759

NET ASSETS:
Beginning of period	859,855,626	303,447,864	482,654,367	261,432,522
End of period	$1,159,835,969	$469,287,259	$567,104,049	$278,046,281

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	17,925,000	6,800,000	10,675,000	9,200,000
Shares sold	4,700,000	3,375,000	2,450,000	1,875,000
Shares redeemed	(1,650,000)	(250,000)	(950,000)	(1,300,000)

Shares outstanding, end of period	20,975,000	9,925,000	12,175,000	9,775,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2025

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$7,605,695	$5,330,212	$4,737,975	$4,404,949

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	24,309,687	6,987,679	21,038,718	12,705,557

Net increase in unrealized appreciation on investments and foreign currency transactions	70,403,327	37,875,382	58,218,371	30,011,067
Net increase in net assets resulting from operations	102,318,709	50,193,273	83,995,064	47,121,573

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,952,820)	(5,203,750)	(4,804,800)	(4,743,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	260,607,769	53,105,014	92,013,567	48,756,232
Cost of shares redeemed	(40,243,809)	(18,466,986)	(30,736,862)	(34,833,538)
Net increase in net assets resulting from capital share transactions	220,363,960	34,638,028	61,276,705	13,922,694
Total increase in net assets	317,729,849	79,627,551	140,466,969	56,301,267

NET ASSETS:
Beginning of year	542,125,777	223,820,313	342,187,398	205,131,255
End of year	$859,855,626	$303,447,864	$482,654,367	$261,432,522

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	13,050,000	5,950,000	9,050,000	8,600,000
Shares sold	5,775,000	1,300,000	2,325,000	1,975,000
Shares redeemed	(900,000)	(450,000)	(700,000)	(1,375,000)

Shares outstanding, end of year	17,925,000	6,800,000	10,675,000	9,200,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Fundamental ETF Trust (“Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).
Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).
Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.
Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.
Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.
Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$143,547,281	$–	$44,796,815	$5,382,546
Consumer Discretionary	139,584,832	–	70,797,119	33,033,180
Consumer Staples	76,576,848	–	40,244,197	12,900,998
Energy	118,238,283	–	31,204,354	–
Financials	267,720,240	379,172,766	50,337,057	4,938,432
Health Care	190,506,396	–	60,567,653	–
Industrials	25,681,143	–	45,326,321	23,400,290
Information Technology	85,702,490	–	18,848,468	–
Materials	33,137,631	–	18,609,669	15,884,476
Real Estate	–	–	–	6,895,048
Total Level 1	1,080,695,144	379,172,766	380,731,653	102,434,970
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	4,696,009	43,478,811	45,855,084
Financials	–	70,551,298	57,256,123	53,006,039
Industrials	–	–	15,806,479	17,682,962
Information Technology	–	–	47,237,563	43,996,825
Short-Term Investments	79,298,000	18,147,000	21,784,000	14,265,000
Total Level 2	79,298,000	93,394,307	185,562,976	174,805,910
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$1,159,993,144	$472,567,073	$566,294,629	$277,240,880

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - (Continued)
exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended April 30, 2026, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2026, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select International ETF
Character
Short-term	$241,325	$–	$19,293,381
Long-term	–	1,084,793	7,411,663
Total	$241,325	$1,084,793	$26,705,044
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - (Continued)
At April 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$813,707,181	$360,407,000	$439,002,930	$228,826,611

Unrealized appreciation	355,370,447	117,183,760	146,790,342	62,008,605
Unrealized depreciation	(9,084,484)	(5,023,687)	(19,498,643)	(13,594,336)
Net unrealized appreciation	$346,285,963	$112,160,073	$127,291,699	$48,414,269
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - (Continued)
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Operating Segments - The Funds follow the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2026 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of purchases	$118,447,392	$39,037,229	$121,959,831	$52,619,610
Proceeds from sales	11,125,429	14,582,294	41,534,805	18,355,020
The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2026 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of in-kind purchases	$104,927,920	$124,444,121	$–	$–
Proceeds from in-kind redemptions	78,776,786	8,802,416	36,406,490	32,154,401
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.
As of April 30, 2026, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select Financial ETF	Davis Select International ETF
21%	40%

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Investment activities of this shareholder could have a material impact on the Funds.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%). The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.
Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.
Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.
NOTE 4 - CAPITAL STOCK
As of April 30, 2026, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Funds will only issue or redeem shares that have been aggregated into blocks of 25,000 shares (effective March 10, 2025; this figure was 50,000 shares through March 9, 2025) or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2026[e]	$47.97	$0.32	$7.50	$7.82
Year ended October 31, 2025	$41.54	$0.49	$6.30	$6.79
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Davis Select Financial ETF:
Six months ended April 30, 2026[e]	$44.62	$0.47	$2.85	$3.32
Year ended October 31, 2025	$37.62	$0.82	$7.01	$7.83
Year ended October 31, 2024	$26.12	$0.70	$11.51	$12.21
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Davis Select Worldwide ETF:
Six months ended April 30, 2026[e]	$45.21	$0.17	$1.93	$2.10
Year ended October 31, 2025	$37.81	$0.48	$7.45	$7.93
Year ended October 31, 2024	$26.67	$0.50	$11.00	$11.50
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Davis Select International ETF:
Six months ended April 30, 2026[e]	$28.42	$0.19	$0.31	$0.50
Year ended October 31, 2025	$23.85	$0.48	$4.60	$5.08
Year ended October 31, 2024	$16.92	$0.48	$6.77	$7.25
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)

a	Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with  all  dividends and  distributions  reinvested  in  additional  shares  on  the  reinvestment  date,  and  sale  at  the  market  price  calculated  on  the  last  business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.49)	$–	$(0.49)	$55.30	16.37%	$55.35	16.19%	$1,159,836	0.59%[f]	0.59%[f]	1.24%[f]	1%
$(0.32)	$(0.04)	$(0.36)	$47.97	16.45%	$48.09	16.44%	$859,856	0.59%	0.59%	1.10%	8%
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%

$(0.66)	$–	$(0.66)	$47.28	7.40%	$47.35	7.43%	$469,287	0.60%[f]	0.60%[f]	2.00%[f]	4%
$(0.69)	$(0.14)	$(0.83)	$44.62	21.22%	$44.68	20.88%	$303,448	0.61%	0.61%	1.98%	1%
$(0.62)	$(0.09)	$(0.71)	$37.62	47.35%	$37.76	48.33%	$223,820	0.63%	0.63%	2.12%	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%

$(0.42)	$(0.31)	$(0.73)	$46.58	4.62%	$46.74	4.76%	$567,104	0.64%[f]	0.64%[f]	0.75%[f]	8%
$(0.53)	$–	$(0.53)	$45.21	21.31%	$45.31	21.34%	$482,654	0.62%	0.62%	1.19%	19%
$(0.36)	$–	$(0.36)	$37.81	43.54%	$37.88	43.89%	$342,187	0.63%	0.63%	1.55%	34%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%

$(0.48)	$–	$(0.48)	$28.44	1.76%	$28.52	1.97%	$278,046	0.66%[f]	0.66%[f]	1.38%[f]	7%
$(0.51)	$–	$(0.51)	$28.42	21.89%	$28.43	21.81%	$261,433	0.66%	0.65%	1.95%	18%
$(0.32)	$–	$(0.32)	$23.85	43.44%	$23.88	43.13%	$205,131	0.66%	0.62%	2.42%	26%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period.
Securities with a maturity or expiration date at the time of acquisition of one year or less or securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	June 25, 2026